CALVERT SOCIAL INVESTMENT FUND

4550 Montgomery Avenue, Suite 1000N

Bethesda, MD  20814

Telephone:  (301) 951-4800

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Social Investment Fund (the “Registrant”) (1933 Act File No. 002-75106) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 2017 used with respect to the following series of the Registrant do not differ materially from those contained in Post-Effective Amendment No. 89 (“Amendment No. 89”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 89 was filed electronically with the  Securities and Exchange Commission (Accession No. 0000940394-17-000162) on January 30, 2017:

Calvert Balanced Portfolio

Calvert Bond Portfolio

Calvert Equity Portfolio

Calvert Conservative Allocation Fund

Calvert Moderate Allocation Fund

Calvert Aggressive Allocation Fund

CALVERT SOCIAL INVESTMENT FUND

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date:  February 2, 2017